Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0001786108
Registrant Name	Trinity Capital Inc.
Registration File Number	333-289495
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES